NOTE C - COMMON STOCK AND STOCK OPTIONS	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
NOTE C -- COMMON STOCK AND STOCK OPTIONS

The following table presents share-based compensation expense for continuing operations and the effects on earnings per share included in the Company’s consolidated statements of income.

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2011	January 1, 2011
Selling, general and administrative:
Share-based compensation expense before tax	$339	$446
Income tax benefit	115	122
Net share-based compensation expense	$224	$324

The Company estimates the fair value of stock options using the Black-Scholes valuation model. Key input assumptions used to estimate the fair value of stock options include the expected option term, the expected volatility of the Company’s stock over the option’s expected term, the risk-free interest rate over the option’s expected term, and the Company’s expected annual dividend yield. Based on historical data, the Company used a 0% forfeiture rate.  The Company believes that the valuation technique and the approach utilized to develop the underlying assumptions are appropriate in calculating the fair values of the Company’s stock options granted during the fiscal years ended December 31, 2011 and January 1, 2011. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by persons who receive equity awards.

The fair value of each option grant was estimated on the grant date using the Black-Scholes option-pricing model with the following assumptions:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2011	January 1, 2011
Expected option term (1)	3.5 years	3.5 years
Expected volatility factor (2)	62.7%-67.9%	66.6%-70.6%
Risk-free interest rate (3)	0.02%-0.15%	0.05%-0.17%
Expected annual dividend yield	0%	0%

(1)	The expected option term was determined using the simplified method for estimating expected option life, which qualify as “plain-vanilla” options.
(2)
The stock volatility for each grant is measured using the weighted average of historical monthly price changes of the Company’s common stock over the most recent period equal to the expected option term of the grant, adjusted for activity which is not expected to occur in the future.

(3)	The risk-free interest rate for periods equal to the expected term of the share option is based on the U.S. Treasury yield curve in effect at the time of grant.

Stock Incentive Plans

The Company has issued stock options from the 2000 Employee Stock Option Plan, the 2000-B Employee Stock Option Plan, the 2008 Equity Incentive Plan and the 2011 Equity Incentive Plan.  The terms of the options and vesting requirements shall be for such period as the Compensation Committee designates. The option price may not be less than the fair market value of the shares on the date of the grant.  Under the 2011 Equity Incentive Plan, the Company has also issued restricted shares. Restricted shares awarded under the Plan may not be sold, assigned, transferred, pledged or otherwise encumbered during the restricted period, except as permitted by the Compensation Committee.

As of December 31, 2011, 198,813 shares were reserved for future issuance for stock options including 20,500 shares for the 2000 Employee Stock Option Plan, 766 shares for the 2000-B Employee Stock Option Plan, 35,547 for the 2008 Equity Incentive Plan and 142,000 for the 2011 Equity Incentive Plan.  Shares are reserved for future issuance for restricted stock awards under the 2011 Equity Incentive Plan in the amount of 25,000.

A summary of the status of the Company's stock option plans as of December 31, 2011 and January 1, 2011, and changes during the years then ended is presented below:

	December 31, 2011		January 1, 2011
		Weighted-		Weighted-
		Average		Average
	Options	Exercise	Options	Exercise
		Price		Price
Outstanding at beginning of year	867,518	$4.34	874,334	$4.28
Granted	85,269	5.18	31,851	3.14
Exercised	(146,898)	2.27	(28,666)	1.20
Expired/Forfeited	(26,667)	6.33	(10,001)	5.96
Outstanding at end of year	779,222	$4.75	867,518	$4.34

Options exercisable at year-end	607,224	$4.90	589,518	$4.77
Weighted-average fair value of options granted during the year	$2.36		$1.64

The following table summarizes information about stock options outstanding at December  31, 2011:

	Options Outstanding			Options Exercisable
		Weighted-
		Average	Weighted-	Number	Weighted-
	Number Outstanding	Remaining	Average	Exercisable	Average
Exercise Price	At	Contractual Life	Exercise	At	Exercise
Range	12/31/2011	(in years)	Price	12/31/2011	Price
$0.51 to $2.00	22,500	2.09	$1.39	22,500	$1.39
$2.01 to $3.00	126,301	2.65	2.41	119,635	2.39
$3.01 to $4.00	384,834	3.00	3.67	277,502	3.66
$4.01 to $6.00	77,939	4.53	5.18	19,939	4.54
$6.01 to $11.07	167,648	2.13	9.25	167,648	9.25
$0.51 to $11.07	779,222	2.64	$4.75	607,224	$4.90

The aggregate intrinsic value of outstanding options as of December 31, 2011 was $4,910.  The intrinsic value of options exercised during the fiscal year ended December 31, 2011 was $530. The intrinsic value of options vested during the fiscal year ended December 31, 2011 was $1,347.

The following table summarizes the status of the Company’s non-vested options since January 2, 2010:

	Non-Vested Options
		Weighted
	Number of	Average
	Options	Fair Value
Non-vested at January 2, 2010	491,494	$1.75
Granted	31,851	1.64
Vested	(240,344)	1.89
Forfeited	(5,001)	1.77
Non-vested at January 1, 2011	278,000	1.59
Granted	85,269	2.36
Vested	(181,271)	1.62
Forfeited	(10,000)	1.11
Non-vested at December 31, 2011	171,998	$1.95

The following table summarizes the status of the Company’s non-vested restricted shares since January 1, 2011:

Non-Vested Restricted Shares
Weighted
Average
	Number of	Fair Value at
	Options	Grant Date
Non-vested at January 1, 2011	-	$-
Granted	25,000	5.26
Vested	-	-
Forfeited	-	-
Non-vested at December 31, 2011	25,000	$5.26

As of December 31, 2011, there was $423 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Company’s stock plans. That cost is expected to be recognized over a weighted-average period of 1.6 years.

Cash received from option exercises under all share based payment arrangements for the fiscal years ended December 31, 2011 and January 1, 2011 was $334 and $34, respectively. The actual tax benefit realized for the tax deductions from option exercises of the share-based payment arrangements was $160 and $41 for the fiscal years ended December 31, 2011 and January 1, 2011, respectively.